Related Party Transactions and Balances - Schedule of Name of Related Parties and Relationship with the Company (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Jiangsu Zhongxiangxin International Science and Technology Innovation Park Co., Ltd. ( “Zhongxiangxin”) [Member]
Schedule of Name of Related Parties and Relationship with the Company [Line Items]
Relationship with the Company		An entity method investee
Hainan Guoxie Technology Group Co. Ltd. (“Hainan Guoxie”) [Member]
Schedule of Name of Related Parties and Relationship with the Company [Line Items]
Relationship with the Company		An entity method investee
Jiangsu Guomai Medical Equipment Co., Ltd (“Jiangsu Guomai”) [Member]
Schedule of Name of Related Parties and Relationship with the Company [Line Items]
Relationship with the Company		An entity method investee
Yangzhou Meihua Import and Export Co., Ltd.[Member]
Schedule of Name of Related Parties and Relationship with the Company [Line Items]
Relationship with the Company		An entity controlled by Kai Liu, son of Yongjun Liu, Chairman and shareholder of the Company
Accounts receivable from a related party		$ 1,194,162		$ 727,180
Related Party Sales		396,147	$ 307,805
Jiangsu Guomai [Member]
Schedule of Name of Related Parties and Relationship with the Company [Line Items]
Prepayment to a related party		418,784
Zhongxiangxin [Member]
Schedule of Name of Related Parties and Relationship with the Company [Line Items]
Due from related parties	[1]			6,854,443
Hainan Guoxie [Member]
Schedule of Name of Related Parties and Relationship with the Company [Line Items]
Due from related parties	[2]	11,193,418		10,190,726
Related Party [Member]
Schedule of Name of Related Parties and Relationship with the Company [Line Items]
Accounts receivable from a related party		1,194,162		727,180
Prepayment to a related party		418,784
Due from related parties		$ 11,193,418		$ 17,045,169

[1]	For the year ended December 31, 2024, the Group advanced $6,849,972 (RMB50.0 million) to Zhongxiangxin with a fixed interest rate of 2.35%. As of December 31, 2024, principle and interests amounted to $6,854,443. The loan was fully collected on March 20, 2025.
[2]	For the year ended December 31, 2024, the Company advanced $10,190,726 to Hainan Guoxie. The advance is interest-free and will be converted into a capital injection in Hainan Guoxie. For the six months ended June 30, 2025, the Company further advanced $ 809,649 (RMB5.8 million) to Hainan Guoxie.